Organization and principal activities (Schedule of Financial Statement Amounts and Balances for Variable Interest Entities) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 5,293,206		¥ 2,387,478
Short-term investments	8,414,348		4,587,610		$ 1,206,151
Accounts receivable, net	1,209,251		917,443		173,339
Prepayments and other current assets	2,326,920		813,403		333,551
Property and equipment, net	1,305,793		1,329,752		187,178
Long-term investments	6,086,511		3,365,906		872,468
Right-of-use assets, net	275,459				39,486	¥ 317,400
Long-term prepayments and other non-current assets	469,592		639,478		67,314
Total assets	43,362,211		31,830,845		6,215,735
Accounts payable	1,042,697		887,558		149,465
Deferred revenues	2,154,920		2,348,333		308,896
Taxes payable	698,104		250,231		100,069
Salary and welfare payable	753,267		642,445		107,977
Due to Related Parties, Current	98,808		56,612
Accrued expenses and other current liabilities	1,053,007		878,368		150,943
Operating lease liabilities-current	137,310				19,683
Deferred tax liabilities	389,719		283,112		55,864
Operating lease liabilities-non-current	138,554				19,861
Total liabilities	8,353,686		7,569,685		$ 1,197,456
Revenue	15,576,523	$ 2,232,809	13,137,815	¥ 10,068,780
Net income/(loss)	8,453,259	1,211,728	2,129,197	1,384,575
Net cash provided by operating activities	4,354,420	624,184	3,799,581	2,779,880
Net cash provided/(used in) by investing activities	(1,769,651)	(253,671)	(3,086,965)	(3,210,290)
Net cash provided by financing activities	19,300	$ 2,766	46,920	571,076
Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	423,153		1,201,368
Short-term investments	3,282,743		1,162,694
Accounts receivable, net	466,317		437,985
Prepayments and other current assets	628,138		659,454
Property and equipment, net	169,242		140,600
Long-term investments	3,234,260		1,703,968
Intangible assets, net and goodwill	15,451,122		15,634,421
Right-of-use assets, net	223,578
Long-term prepayments and other non-current assets	139,064		52,364
Total assets	24,017,617		20,992,854
Accounts payable	383,504		297,774
Deferred revenues	595,045		803,140
Customer advances	337,952		239,622
Taxes payable	77,417		35,583
Salary and welfare payable	320,769		295,430
Due to Related Parties, Current	7,168,608		4,326,185
Accrued expenses and other current liabilities	535,823		312,681
Operating lease liabilities-current	108,211		0
Deferred tax liabilities	208,050		246,858
Operating lease liabilities-non-current	120,247		0
Total liabilities	9,855,626		6,557,273
Revenue	4,480,963		4,244,322	4,086,645
Net income/(loss)	(835,874)		(603,099)	649,831
Net cash provided by operating activities	2,420,664		2,201,663	1,272,425
Net cash provided/(used in) by investing activities	(3,745,087)		(1,402,912)	(1,449,482)
Net cash provided by financing activities	¥ 545,841		¥ 80,000	¥ 3,485